Distribution Date:	06/17/25	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26
Determination Date:	06/11/25
Next Distribution Date:	07/17/25
Record Date:	05/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16
		Trust Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61690VAU2	1.591000%	36,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690VAV0	2.885000%	14,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690VAW8	3.323000%	59,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61690VAX6	3.211000%	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61690VAY4	3.252000%	215,000,000.00	28,810,790.71	28,810,790.71	78,077.24	0.00	0.00	28,888,867.95	0.00	0.00%	30.00%
A-5	61690VAZ1	3.531000%	307,418,000.00	307,418,000.00	1,792,558.39	904,577.46	0.00	0.00	2,697,135.85	305,625,441.61	50.20%	30.00%
A-S	61690VBB3	3.885000%	77,302,000.00	77,302,000.00	0.00	250,265.22	0.00	0.00	250,265.22	77,302,000.00	37.61%	22.63%
B	61690VBC1	4.090000%	48,478,000.00	48,478,000.00	0.00	165,229.18	0.00	0.00	165,229.18	48,478,000.00	29.71%	18.00%
C	61690VBD9	4.452347%	44,547,000.00	44,547,000.00	0.00	165,282.26	0.00	0.00	165,282.26	44,547,000.00	22.45%	13.75%
D	61690VAE8	3.060000%	60,270,000.00	60,270,000.00	0.00	153,688.50	0.00	0.00	153,688.50	60,270,000.00	12.63%	8.00%
E	61690VAG3	4.452347%	26,204,000.00	26,204,000.00	0.00	97,224.42	0.00	0.00	97,224.42	26,204,000.00	8.36%	5.50%
F	61690VAJ7	4.452347%	10,482,000.00	10,482,000.00	0.00	38,891.25	0.00	0.00	38,891.25	10,482,000.00	6.65%	4.50%
G	61690VAL2	4.452347%	15,722,000.00	15,722,000.00	0.00	58,333.17	0.00	0.00	58,333.17	15,722,000.00	4.09%	3.00%
H	61690VAN8	4.452347%	31,445,903.00	25,120,215.18	0.00	69,522.71	0.00	0.00	69,522.71	25,120,215.18	0.00%	0.00%
V	61690VAR9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61690VAS7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,048,168,904.01	644,354,005.89	30,603,349.10	1,981,091.41	0.00	0.00	32,584,440.51	613,750,656.79

X-A	61690VBA5	0.945254%	733,718,000.00	336,228,790.71	0.00	264,851.42	0.00	0.00	264,851.42	305,625,441.61
X-B	61690VAA6	0.488336%	125,780,000.00	125,780,000.00	0.00	51,185.80	0.00	0.00	51,185.80	125,780,000.00
X-D	61690VAC2	1.392347%	60,270,000.00	60,270,000.00	0.00	69,930.64	0.00	0.00	69,930.64	60,270,000.00
Notional SubTotal			919,768,000.00	522,278,790.71	0.00	385,967.86	0.00	0.00	385,967.86	491,675,441.61

Deal Distribution Total					30,603,349.10	2,367,059.27	0.00	0.00	32,970,408.37

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690VAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690VAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690VAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61690VAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61690VAY4	134.00367772	134.00367772	0.36314995	0.00000000	0.00000000	0.00000000	0.00000000	134.36682767	0.00000000
A-5	61690VAZ1	1,000.00000000	5.83101312	2.94249998	0.00000000	0.00000000	0.00000000	0.00000000	8.77351310	994.16898688
A-S	61690VBB3	1,000.00000000	0.00000000	3.23749994	0.00000000	0.00000000	0.00000000	0.00000000	3.23749994	1,000.00000000
B	61690VBC1	1,000.00000000	0.00000000	3.40833326	0.00000000	0.00000000	0.00000000	0.00000000	3.40833326	1,000.00000000
C	61690VBD9	1,000.00000000	0.00000000	3.71028936	0.00000000	0.00000000	0.00000000	0.00000000	3.71028936	1,000.00000000
D	61690VAE8	1,000.00000000	0.00000000	2.55000000	0.00000000	0.00000000	0.00000000	0.00000000	2.55000000	1,000.00000000
E	61690VAG3	1,000.00000000	0.00000000	3.71028927	0.00000000	0.00000000	0.00000000	0.00000000	3.71028927	1,000.00000000
F	61690VAJ7	1,000.00000000	0.00000000	3.71028907	0.00000000	0.00000000	0.00000000	0.00000000	3.71028907	1,000.00000000
G	61690VAL2	1,000.00000000	0.00000000	3.71028940	0.00000000	0.00000000	0.00000000	0.00000000	3.71028940	1,000.00000000
H	61690VAN8	798.83904685	0.00000000	2.21086702	0.75305708	10.27104994	0.00000000	0.00000000	2.21086702	798.83904685
V	61690VAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61690VAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690VBA5	458.25343076	0.00000000	0.36097168	0.00000000	0.00000000	0.00000000	0.00000000	0.36097168	416.54346985
X-B	61690VAA6	1,000.00000000	0.00000000	0.40694705	0.00000000	0.00000000	0.00000000	0.00000000	0.40694705	1,000.00000000
X-D	61690VAC2	1,000.00000000	0.00000000	1.16028936	0.00000000	0.00000000	0.00000000	0.00000000	1.16028936	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	05/01/25 - 05/30/25	30	0.00	78,077.24	0.00	78,077.24	0.00	0.00	0.00	78,077.24	0.00
A-5	05/01/25 - 05/30/25	30	0.00	904,577.46	0.00	904,577.46	0.00	0.00	0.00	904,577.46	0.00
X-A	05/01/25 - 05/30/25	30	0.00	264,851.42	0.00	264,851.42	0.00	0.00	0.00	264,851.42	0.00
X-B	05/01/25 - 05/30/25	30	0.00	51,185.80	0.00	51,185.80	0.00	0.00	0.00	51,185.80	0.00
X-D	05/01/25 - 05/30/25	30	0.00	69,930.64	0.00	69,930.64	0.00	0.00	0.00	69,930.64	0.00
A-S	05/01/25 - 05/30/25	30	0.00	250,265.22	0.00	250,265.22	0.00	0.00	0.00	250,265.22	0.00
B	05/01/25 - 05/30/25	30	0.00	165,229.18	0.00	165,229.18	0.00	0.00	0.00	165,229.18	0.00
C	05/01/25 - 05/30/25	30	0.00	165,282.26	0.00	165,282.26	0.00	0.00	0.00	165,282.26	0.00
D	05/01/25 - 05/30/25	30	0.00	153,688.50	0.00	153,688.50	0.00	0.00	0.00	153,688.50	0.00
E	05/01/25 - 05/30/25	30	0.00	97,224.42	0.00	97,224.42	0.00	0.00	0.00	97,224.42	0.00
F	05/01/25 - 05/30/25	30	0.00	38,891.25	0.00	38,891.25	0.00	0.00	0.00	38,891.25	0.00
G	05/01/25 - 05/30/25	30	0.00	58,333.17	0.00	58,333.17	0.00	0.00	0.00	58,333.17	0.00
H	05/01/25 - 05/30/25	30	299,301.88	93,203.27	0.00	93,203.27	23,680.56	0.00	0.00	69,522.71	322,982.44
Totals			299,301.88	2,390,739.83	0.00	2,390,739.83	23,680.56	0.00	0.00	2,367,059.27	322,982.44

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	32,970,408.37
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,402,796.03	Master Servicing Fee	8,793.57
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,898.47
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	277.43
ARD Interest	0.00	Trust Advisor Fee	876.70
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,402,796.03	Total Fees	12,056.17

Principal		Expenses/Reimbursements
Scheduled Principal	5,472,655.58	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	25,130,693.52	Special Servicing Fees (Monthly)	23,680.56
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	30,603,349.10	Total Expenses/Reimbursements	23,680.56

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,367,059.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	30,603,349.10
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	32,970,408.37
Total Funds Collected	33,006,145.13	Total Funds Distributed	33,006,145.10

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	644,354,005.89	644,354,005.89	Beginning Certificate Balance	644,354,005.89
(-) Scheduled Principal Collections	5,472,655.58	5,472,655.58	(-) Principal Distributions	30,603,349.10
(-) Unscheduled Principal Collections	25,130,693.52	25,130,693.52	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	613,750,656.79	613,750,656.79	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	644,354,005.93	644,354,005.93	Ending Certificate Balance	613,750,656.79
Ending Actual Collateral Balance	613,750,656.83	613,750,656.83

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	53,384,234.21	8.70%	4	4.6196	NAP	Defeased	6	53,384,234.21	8.70%	4	4.6196	NAP
5,000,000 or less	10	36,998,398.39	6.03%	3	4.8093	2.499190	1.40 or less	7	120,273,183.25	19.60%	3	4.5135	1.133221
5,000,001 to 10,000,000	8	56,061,874.42	9.13%	4	4.7008	1.941735	1.41 to 1.50	1	3,788,182.08	0.62%	4	4.9450	1.488600
10,000,001 to 15,000,000	6	72,090,911.72	11.75%	4	4.6375	1.684733	1.51 to 1.60	2	17,724,309.25	2.89%	3	4.4660	1.550165
15,000,001 to 25,000,000	7	133,672,747.41	21.78%	3	4.5976	2.113459	1.61 to 1.70	2	18,524,440.98	3.02%	4	4.5738	1.629526
25,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	2	32,518,361.17	5.30%	4	4.8701	1.776074
50,000,001 to 75,000,000	1	59,842,490.64	9.75%	2	4.3600	1.103200	1.81 to 1.90	5	50,287,354.09	8.19%	4	4.8332	1.855841
75,000,001 to 100,000,000	1	91,700,000.00	14.94%	3	3.5602	4.401700	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
100,000,001 or greater	1	110,000,000.00	17.92%	(3)	3.8600	2.106400	2.01 to 2.50	5	153,843,300.15	25.07%	(1)	4.0604	2.166039
Totals	40	613,750,656.79	100.00%	2	4.3160	2.307485	2.51 to 3.00	4	51,812,605.81	8.44%	3	4.4286	2.752196
							3.01 or greater	6	111,594,685.80	18.18%	3	3.7758	4.302544
							Totals	40	613,750,656.79	100.00%	2	4.3160	2.307485
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	53,384,234.21	8.70%	4	4.6196	NAP
							Defeased	8	53,384,234.21	8.70%	4	4.6196	NAP
Arizona	1	4,703,818.03	0.77%	3	4.6900	3.675600
							Industrial	3	7,039,517.69	1.15%	4	4.5780	2.341600
California	4	39,459,538.85	6.43%	4	4.7964	2.131201
							Lodging	4	40,059,910.96	6.53%	4	4.8980	1.561047
Colorado	3	67,188,073.25	10.95%	2	4.4179	1.271412
							Mixed Use	4	130,045,244.53	21.19%	(2)	4.0029	2.081042
Florida	1	5,272,107.24	0.86%	3	5.3500	1.252500
							Mobile Home Park	2	12,042,562.73	1.96%	4	4.7749	2.208402
Georgia	1	9,919,326.54	1.62%	4	4.4730	1.627900
							Multi-Family	5	70,217,498.48	11.44%	3	4.4804	2.443471
Kentucky	1	2,970,492.04	0.48%	3	4.9700	1.866200
							Office	8	244,338,318.72	39.81%	3	4.1820	2.567211
Michigan	1	15,585,350.07	2.54%	4	4.8050	1.866600
							Retail	6	40,562,473.82	6.61%	3	4.5373	1.652057
Nevada	3	44,659,606.05	7.28%	3	4.4246	2.750017
							Self Storage	4	16,060,894.86	2.62%	3	4.6940	4.019073
New York	2	201,700,000.00	32.86%	0	3.7237	3.149925
							Totals	44	613,750,656.79	100.00%	2	4.3160	2.307485
North Carolina	1	8,605,114.26	1.40%	3	4.6900	1.631400

Ohio	1	24,309,588.98	3.96%	4	4.9512	1.773600

Oregon	1	11,875,403.75	1.93%	2	4.3300	1.530200

Pennsylvania	3	32,445,609.86	5.29%	4	4.7362	1.355443

Texas	5	23,839,431.05	3.88%	3	4.3970	2.756626

Utah	2	22,481,486.95	3.66%	3	4.6110	2.222257

Virginia	3	24,615,065.60	4.01%	4	4.5533	1.458944

Washington	3	20,736,409.27	3.38%	3	4.6744	1.610960

Totals	44	613,750,656.79	100.00%	2	4.3160	2.307485

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	53,384,234.21	8.70%	4	4.6196	NAP	Defeased	6	53,384,234.21	8.70%	4	4.6196	NAP
	4.000% or less	2	201,700,000.00	32.86%	0	3.7237	3.149925	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	8	146,404,038.27	23.85%	2	4.3629	1.652209	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	20	187,865,994.51	30.61%	4	4.7155	2.022755	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	4	24,396,389.80	3.97%	4	5.1918	2.025321	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	613,750,656.79	100.00%	2	4.3160	2.307485	49 months or greater	34	560,366,422.58	91.30%	2	4.2871	2.331773
								Totals	40	613,750,656.79	100.00%	2	4.3160	2.307485
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	53,384,234.21	8.70%	4	4.6196	NAP	Defeased	6	53,384,234.21	8.70%	4	4.6196	NAP
	60 months or less	34	560,366,422.58	91.30%	2	4.2871	2.331773	Interest Only	4	221,200,000.00	36.04%	0	3.7987	3.122368
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	30	339,166,422.58	55.26%	3	4.6057	1.816157
	Totals	40	613,750,656.79	100.00%	2	4.3160	2.307485	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	40	613,750,656.79	100.00%	2	4.3160	2.307485
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	53,384,234.21	8.70%	4	4.6196	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	34	560,366,422.58	91.30%	2	4.2871	2.331773	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	613,750,656.79	100.00%	2	4.3160	2.307485
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453000237	MU	New York	NY	Actual/360	3.860%	365,627.78	0.00	0.00	N/A	03/06/25	--	110,000,000.00	110,000,000.00	02/06/25
3	304971003	OF	New York	NY	Actual/360	3.560%	281,127.24	0.00	0.00	N/A	09/06/25	--	91,700,000.00	91,700,000.00	06/06/25
4	1544744	OF	Colorado Springs	CO	Actual/360	4.360%	225,214.45	143,602.23	0.00	N/A	08/01/25	--	59,986,092.87	59,842,490.64	06/01/25
6	1545606	OF	Cleveland	OH	Actual/360	4.951%	103,809.00	38,764.33	0.00	N/A	10/01/25	--	24,348,353.31	24,309,588.98	06/01/25
7	695100585	OF	Harrisburg	PA	Actual/360	4.700%	92,489.93	44,171.13	0.00	N/A	10/06/25	--	22,852,693.10	22,808,521.97	06/06/25
9	1442878	OF	Henderson	NV	Actual/360	4.515%	75,242.61	45,306.92	0.00	N/A	08/01/25	--	19,352,936.71	19,307,629.79	06/01/25
10	300801328	MF	Las Vegas	NV	Actual/360	4.292%	77,382.00	35,341.61	0.00	N/A	09/01/25	--	20,937,318.13	20,901,976.52	06/01/25
11	304971011	MF	Houston	TX	Actual/360	4.375%	71,593.36	34,005.47	0.00	N/A	08/01/25	--	19,003,581.99	18,969,576.52	06/01/25
12	304971012	MF	Houston	TX	Actual/360	4.250%	57,633.21	38,295.07	0.00	N/A	08/01/25	--	15,747,975.15	15,709,680.08	06/01/25
14	300801391	OF	Albuquerque	NM	Actual/360	4.685%	59,914.10	33,278.49	0.00	N/A	11/01/25	08/01/25	14,851,156.72	14,817,878.23	06/01/25
15	300801367	MF	Shelby Township	MI	Actual/360	4.805%	64,600.47	27,531.35	0.00	N/A	10/01/25	--	15,612,881.42	15,585,350.07	06/01/25
16	1238793	LO	Los Gatos	CA	Actual/360	5.150%	63,105.99	29,718.47	0.00	N/A	11/01/25	--	14,229,976.59	14,200,258.12	06/01/25
19	304971019	LO	Roanoke	VA	Actual/360	4.550%	47,113.47	42,274.42	0.00	N/A	11/01/25	--	12,024,705.76	11,982,431.34	06/01/25
21	300801359	MF	Chico	CA	Actual/360	4.550%	58,966.74	0.00	0.00	N/A	09/01/25	--	15,050,000.00	15,050,000.00	06/01/25
22	1544887	RT	Springfield	OR	Actual/360	4.330%	44,385.47	28,619.82	0.00	N/A	08/01/25	--	11,904,023.26	11,875,403.44	06/01/25
23	300801348	OF	Bellevue	WA	Actual/360	4.466%	44,527.57	27,135.16	0.00	N/A	09/01/25	--	11,578,467.03	11,551,331.87	06/01/25
24	300801345	RT	American Fork	UT	Actual/360	4.468%	46,938.49	19,945.62	0.00	N/A	09/01/25	--	12,199,912.41	12,179,966.79	06/01/25
25	695100579	MU	Park City	UT	Actual/360	4.780%	42,477.43	18,276.31	0.00	N/A	10/06/25	--	10,319,796.47	10,301,520.16	06/06/25
26	695100584	OF	Savannah	GA	Actual/360	4.473%	38,278.19	18,543.57	0.00	N/A	10/06/25	--	9,937,870.11	9,919,326.54	06/06/25
29	304971029	LO	Greensboro	NC	Actual/360	4.690%	34,831.71	19,562.17	0.00	N/A	09/01/25	--	8,624,676.61	8,605,114.44	06/01/25
31	304971031	MH	Fredericksburg	VA	Actual/360	4.630%	32,792.03	16,079.66	0.00	N/A	10/01/25	--	8,224,851.85	8,208,772.19	06/01/25
33	695100587	IN	Grand Prairie	TX	Actual/360	4.578%	27,814.65	16,159.77	0.00	N/A	10/06/25	--	7,055,676.81	7,039,517.04	06/06/25
35	300801373	MF	Harlingen	TX	Actual/360	4.900%	28,822.01	10,239.48	0.00	N/A	10/01/25	--	6,830,760.07	6,820,520.59	06/01/25
36	300801350	MU	San Diego	CA	Actual/360	4.483%	25,775.32	6,676,919.04	0.00	N/A	09/01/25	--	6,676,919.04	0.00	06/01/25
37	300801361	SS	Norwalk	CA	Actual/360	4.605%	23,118.95	13,300.02	0.00	N/A	10/01/25	--	5,830,143.73	5,816,843.71	06/01/25
40	695100573	RT	Coraopolis	PA	Actual/360	4.742%	23,929.29	11,249.36	0.00	N/A	10/06/25	--	5,860,155.17	5,848,905.81	06/06/25
43	304971043	MU	Seattle	WA	Actual/360	4.830%	22,306.45	11,914.76	0.00	N/A	09/01/25	--	5,363,201.83	5,351,287.07	06/01/25
45	1545270	LO	Daytona Beach	FL	Actual/360	5.350%	24,338.25	10,841.81	0.00	N/A	09/01/25	--	5,282,949.43	5,272,107.62	06/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
46	300801365	IN	Dallas	TX	Actual/360	4.630%	20,295.93	10,724.73	0.00	N/A	10/01/25	--	5,090,596.53	5,079,871.80	06/01/25
47	300801347	RT	Gardner	MA	Actual/360	4.620%	20,617.04	5,182,331.19	0.00	N/A	09/01/25	--	5,182,331.19	0.00	06/01/25
48	1545463	RT	Roanoke	VA	Actual/360	4.420%	16,899.29	16,178.80	0.00	N/A	08/01/25	--	4,440,041.19	4,423,862.39	06/01/25
49	304971049	OF	Aspen	CO	Actual/360	4.845%	20,472.03	7,479.58	0.00	N/A	09/01/25	--	4,906,908.63	4,899,429.05	06/01/25
50	300801343	SS	Nicholasville	KY	Actual/360	4.434%	17,654.33	4,624,293.52	0.00	N/A	09/01/25	--	4,624,293.52	0.00	06/01/25
51	300801358	SS	Glendale	AZ	Actual/360	4.690%	19,026.75	7,393.13	0.00	N/A	09/01/25	--	4,711,211.16	4,703,818.03	06/01/25
52	304971052	MF	Battle Creek	MI	Actual/360	4.787%	17,060.09	9,133.90	0.00	N/A	11/06/25	--	4,138,651.09	4,129,517.19	06/06/25
53	300801364	MU	Pasadena	CA	Actual/360	4.751%	17,997.82	6,783.29	0.00	N/A	10/01/25	--	4,399,220.71	4,392,437.42	06/01/25
54	1544874	RT	Allentown	PA	Actual/360	4.960%	19,647.11	4,600,000.00	0.00	N/A	09/01/25	06/01/25	4,600,000.00	0.00	06/01/25
55	300801352	SS	Henderson	NV	Actual/360	4.655%	17,837.70	0.00	0.00	N/A	09/01/25	--	4,450,000.00	4,450,000.00	06/01/25
56	300801351	MH	Spokane	WA	Actual/360	5.085%	16,815.64	6,491.58	0.00	N/A	09/01/25	--	3,840,282.12	3,833,790.54	06/01/25
57	695100580	RT	Tamaqua	PA	Actual/360	4.945%	16,159.68	6,779.33	0.00	N/A	10/06/25	--	3,794,961.41	3,788,182.08	06/06/25
58	300801389	RT	Nampa	ID	Actual/360	4.904%	15,090.70	6,679.06	0.00	10/01/25	10/01/30	10/01/25	3,573,548.94	3,566,869.88	06/01/25
61	300801349	MU	Lake Zurich	IL	Actual/360	4.299%	11,378.46	3,073,666.35	0.00	N/A	09/01/25	--	3,073,666.35	0.00	06/01/25
62	300801354	MF	Fort Thomas	KY	Actual/360	4.970%	12,738.50	5,986.14	0.00	N/A	09/01/25	--	2,976,478.18	2,970,492.04	06/01/25
63	300801357	RT	Murrieta	CA	Actual/360	4.770%	11,365.60	2,767,035.00	0.00	N/A	09/01/25	--	2,767,035.00	0.00	06/01/25
65	300801353	RT	Atlanta	GA	Actual/360	4.900%	12,041.46	2,853,802.86	0.00	N/A	09/01/25	--	2,853,802.86	0.00	06/01/25
67	304971067	RT	Fort Collins	CO	Actual/360	4.980%	10,512.60	5,287.60	0.00	N/A	10/01/25	--	2,451,440.92	2,446,153.32	06/01/25
69	300801362	SS	Dallas	TX	Actual/360	5.346%	5,029.14	2,227.00	0.00	N/A	10/01/25	--	1,092,460.52	1,090,233.52	06/01/25
Totals							2,402,796.03	30,603,349.10	0.00				644,354,005.89	613,750,656.79
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	26,518,484.00	6,966,233.50	01/01/25	03/31/25	--	0.00	0.00	364,273.25	1,411,666.66	0.00	0.00
3	123,837,962.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,059,225.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,612,219.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,519,448.63	556,473.71	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,625,169.34	885,774.36	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,864,548.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	3,344,321.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	2,077,767.60	525,310.20	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,260,772.11	2,305,423.50	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,640,478.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,721,463.65	406,571.59	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,653,691.91	341,864.80	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	802,233.00	239,386.16	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,779,222.61	407,806.61	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,000,689.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,199,301.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,314,662.08	1,200,880.54	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	936,824.33	264,075.98	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,350,419.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	1,527,353.71	1,231,457.56	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	717,138.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	677,024.88	197,460.27	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	736,179.24	657,829.82	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	638,232.00	126,677.02	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	807,174.24	957,573.61	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	1,212,525.80	296,168.29	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	190,001.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	937,960.13	241,406.55	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	768,917.99	219,422.50	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
57	398,630.00	109,732.50	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	417,472.72	111,294.32	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
63	459,815.33	114,587.06	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	471,576.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	439,990.43	104,966.84	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	202,518,899.16	18,468,377.29				0.00	0.00	364,273.25	1,411,666.66	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
36	300801350	6,666,032.87	Payoff Prior to Maturity	0.00	0.00
47	300801347	5,172,117.81	Payoff Prior to Maturity	0.00	0.00
50	300801343	4,615,553.91	Payoff Prior to Maturity	0.00	0.00
61	300801349	3,067,726.36	Payoff Prior to Maturity	0.00	0.00
63	300801357	2,760,832.72	Payoff Prior to Maturity	0.00	0.00
65	300801353	2,848,429.85	Payoff Prior to Maturity	0.00	0.00
Totals		25,130,693.52		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6	25,130,693.52	4.316032%	4.249582%	2
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	40,180,436.70	4.330452%	4.266045%	3
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	26,669,667.73	4.348130%	4.287574%	4
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	10,091,822.55	4.362602%	4.340971%	5
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.364500%	4.342432%	6
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	96,078,431.37	4.364799%	4.342726%	7
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.381422%	4.332053%	6
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.381682%	4.332343%	7
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,318,476.18	4.381923%	4.332611%	8
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.383613%	4.334683%	9
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.383848%	4.334945%	10
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.384082%	4.335206%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	453000237	02/06/25	3	5	364,273.25	1,411,666.66	0.00	110,000,000.00	03/17/25	13
Totals					364,273.25	1,411,666.66	0.00	110,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		110,000,000	0	110,000,000		0
0 - 6 Months		503,750,657	503,750,657	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-25	613,750,657	503,750,657	0	0	110,000,000	0
May-25	644,354,006	534,354,006	0	0	110,000,000	0
Apr-25	709,846,804	599,846,804	0	0	110,000,000	0
Mar-25	737,524,558	627,524,558	0	0	110,000,000	0
Feb-25	754,640,488	754,640,488	0	0	0	0
Jan-25	755,666,986	755,666,986	0	0	0	0
Dec-24	852,767,850	852,767,850	0	0	0	0
Nov-24	853,853,171	853,853,171	0	0	0	0
Oct-24	854,867,255	854,867,255	0	0	0	0
Sep-24	865,280,664	865,280,664	0	0	0	0
Aug-24	866,302,889	866,302,889	0	0	0	0
Jul-24	867,321,069	867,321,069	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	453000237	110,000,000.00	110,000,000.00	630,000,000.00	01/01/15	6,301,398.75	2.10640	03/31/25	03/06/25	I/O
Totals		110,000,000.00	110,000,000.00	630,000,000.00		6,301,398.75

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	453000237	MU	NY	03/17/25	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	1341635	0.00	4.51000%	0.00	4.51000%	1	01/08/24	01/08/24	--
8	453000274	19,698,972.36	4.60500%	19,698,972.36 4.60500%		10	04/28/20	05/01/20	08/11/20
8A	453000278	3,939,794.47	4.60500%	3,939,794.47 4.60500%		10	04/28/20	05/01/20	08/11/20
19	304971019	14,229,677.02	4.55000%	14,229,677.02 4.55000%		10	06/30/20	09/01/20	09/11/20
Totals		37,868,443.85		37,868,443.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	1341635	01/17/25	96,078,431.37	276,000,000.00	97,828,206.21	783,652.84	97,828,206.21	97,044,553.37	0.00	0.00	0.00	0.00	0.00%
20	304971020	10/17/22	12,978,867.00	18,000,000.00	15,996,567.08	3,017,700.08	15,996,567.08	12,978,867.00	0.00	0.00	0.00	0.00	0.00%
32	1544569	11/18/20	8,646,550.80	4,600,000.00	3,398,515.03	1,143,123.67	3,398,515.03	2,255,391.36	6,391,159.44	0.00	65,470.76	6,325,688.68	67.29%
34	300801344	11/18/21	7,613,422.23	6,200,000.00	7,688,802.48	75,380.24	7,688,802.48	7,613,422.24	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			125,317,271.40	304,800,000.00	124,912,090.80	5,019,856.83	124,912,090.80	119,892,233.97	6,391,159.44	0.00	65,470.76	6,325,688.68

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
2	1341635	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	304971020	10/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	1544569	07/17/23	0.00	0.00	6,325,688.68	0.00	0.00	(6,093.98)	0.00	0.00	6,325,688.68
		10/17/22	0.00	0.00	6,331,782.66	0.00	0.00	600.00	0.00	0.00
		09/16/22	0.00	0.00	6,331,182.66	0.00	0.00	178.64	0.00	0.00
		08/17/22	0.00	0.00	6,331,004.02	0.00	0.00	(754.54)	0.00	0.00
		07/15/22	0.00	0.00	6,331,758.56	0.00	0.00	497.83	0.00	0.00
		03/17/22	0.00	0.00	6,331,260.73	0.00	0.00	(60,007.15)	0.00	0.00
		05/17/21	0.00	0.00	6,391,267.88	0.00	0.00	54.44	0.00	0.00
		12/17/20	0.00	0.00	6,391,213.44	0.00	0.00	54.00	0.00	0.00
		11/18/20	0.00	0.00	6,391,159.44	0.00	0.00	6,391,159.44	0.00	0.00
34	300801344	11/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,325,688.68	0.00	0.00	6,325,688.68	0.00	0.00	6,325,688.68

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	23,680.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	23,680.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		23,680.56

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27